UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

Item 1. Schedule of Investments.

V2 Hedged Equity Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014 (Unaudited)

	Number of
	Shares	Value
COMMON STOCKS ― 99.4%
AEROSPACE & DEFENSE ― 2.8%
Honeywell International, Inc.	69,069	$6,901,375

AIR FREIGHT & LOGISTICS ― 3.0%
United Parcel Service, Inc. Cl. B	66,499	7,392,694

BANKS ― 2.9%
U.S. Bancorp	154,654	6,951,697

BEVERAGES ― 2.8%
The Coca-Cola Co.	158,668	6,698,963

CAPITAL MARKETS ― 2.6%
Northern Trust Corp.	94,251	6,352,517

CHEMICALS ― 5.1%
Ecolab, Inc	56,085	5,862,004
Praxair, Inc.	49,711	6,440,557
Total Chemicals		12,302,561

COMMUNICATIONS EQUIPMENT ― 2.7%
QUALCOMM, Inc.	86,819	6,453,256

DIVERSIFIED TELECOMMUNICATION ― 5.2%
AT&T, Inc.	188,419	6,328,994
Verizon Communications, Inc.	134,121	6,274,181
Total Diversified Telecommunication		12,603,175

ELECTRIC UTILITIES ― 6.2%
Duke Energy Corp.	88,994	7,434,559
Xcel Energy, Inc.	211,687	7,603,797
Total Electric Utlities		15,038,356

ENERGY EQUIPMENT & SERVICES ― 2.2%
Schlumberger Ltd.^	63,794	5,448,646

FOOD PRODUCTS ― 2.8%
Mondelez International, Inc. Cl. A	186,495	6,774,431

	Number of
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES ― 2.8%
Abbott Laboratories	152,113	$6,848,127

HOTELS, RESTAURANTS & LEISURE ― 2.7%
McDonald's Corp.	70,634	6,618,406

HOUSEHOLD PRODUCTS ― 2.9%
Colgate-Palmolive Co.	101,311	7,009,708

INDUSTRIAL CONGLOMERATES ― 2.8%
Roper Industries, Inc.	44,107	6,896,130

INSURANCE ― 6.0%
Aon plc^	75,899	7,197,502
The Chubb Corp.	72,239	7,474,570
Total Insurance		14,672,072

IT SERVICES ― 2.7%
Automatic Data Processing, Inc.	79,265	6,608,323

MEDIA ― 3.0%
Omnicom Group, Inc.	93,865	7,271,722

MULTI-UTILITIES ― 3.0%
Dominion Resources, Inc.	95,777	7,365,251

OIL, GAS & CONSUMABLE FUELS ― 7.3%
Chevron Corp.	52,771	5,919,851
ConocoPhillips	81,486	5,627,423
Exxon Mobil Corp.	67,887	6,276,153
Total Oil, Gas & Consumable Fuels		17,823,427

PAPER & FOREST PRODUCTS ― 3.0%
International Paper Co.	136,139	7,294,328

PHARMACEUTICALS ― 8.0%
Johnson & Johnson	62,077	6,491,392
Merck & Co., Inc.	110,119	6,253,658
Pfizer, Inc	217,423	6,772,726
Total Pharmaceuticals		19,517,776

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 2.5%
Microchip Technology, Inc.	135,626	6,118,089

	Number of
	Shares	Value
SPECIALTY RETAIL ― 3.1%
The Home Depot, Inc.	72,421	$7,602,032

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS ― 2.8%
EMC Corp.	224,137	6,665,834

TEXTILES, APPAREL & LUXURY GOODS ― 3.1%
V.F. Corp.	99,988	7,489,101

TOBACCO ― 2.6%
Philip Morris International, Inc.	77,725	6,330,701

TRADING COMPANIES & DISTRIBUTORS ― 2.8%
W.W. Grainger, Inc.	26,371	6,721,704

TOTAL COMMON STOCKS
(Cost $238,546,351)		$241,770,402
	Number of
	Contracts
PURCHASED OPTIONS ― 0.1%*
PUT OPTIONS ― 0.1%
CBOE S&P 500 Index
Exercise Price: $1,978, Expiration 1/7/2015	78	19,862
Exercise Price: $1,950, Expiration 1/21/2015	78	71,311
Exercise Price: $1,951, Expiration 2/2/2015	78	110,148
Total Put Options		201,321

TOTAL PURCHASED OPTIONS
(Cost $367,229)		$201,321
	Number of
	Shares
SHORT-TERM INVESTMENT ― 0.7%
Invesco Short-Term Investments Trust Treasury Portfolio	1,654,018	1,654,018
0.01%**
TOTAL SHORT-TERM INVESTMENT
(Cost $1,654,018)		$1,654,018

TOTAL INVESTMENTS ― 100.2%
(Cost $240,567,598)		$243,625,741

Liabilities in Excess of Other Assets ― (0.2)%		(392,329)
TOTAL NET ASSETS ― 100.0%		$243,233,412

* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and
S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investment for federal income tax purposes at December 31, 2014, was as follows***:

Cost of investments	$240,567,598
Gross unrealized appreciation	7,462,132
Gross unrealized depreciation	(4,403,989)
Net unrealized appreciation	$3,058,143

*** Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.

V2 Hedged Equity Fund
Schedule of Options Written
December 31, 2014 (Unaudited)

	Contracts	Value
CALL OPTIONS
CBOE S&P 500 Index
Exercise Price: $2,081, Expiration 1/6/2015	(134)	$(74,276)
Exercise Price: $2,096, Expiration 1/8/2015	(157)	(49,491)
Exercise Price: $2,091, Expiration 1/13/2015	(135)	(98,482)
Exercise Price: $2,101, Expiration 1/20/2015	(150)	(121,630)
Exercise Price: $2,111, Expiration 1/27/2015	(155)	(134,109)
Exercise Price: $2,061, Expiration 2/4/2015	(155)	(557,353)
Exercise Price: $2,121, Expiration 2/10/2015	(155)	(170,243)
TOTAL CALL OPTIONS		(1,205,584)

PUT OPTIONS
CBOE S&P 500 Index
Exercise Price: $1,871, Expiration 1/7/2015	(78)	(3,045)
Exercise Price: $1,889, Expiration 1/21/2015	(78)	(41,619)
Exercise Price: $1,871, Expiration 2/2/2015	(78)	(59,368)
TOTAL PUT OPTIONS		(104,032)

TOTAL OPTIONS WRITTEN
(Premiums received $1,676,098)		$(1,309,616)

V2 Hedged Equity Fund
Schedule of Investments (continued)
December 31, 2014 (Unaudited)

Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 -
Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level1 of the fair value hierarchy.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The Fund may also use other Valuation Methods in certain instances, including broker quotes and the Black-Scholes Model. When these valuation methods are used, they are categorized as Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of December 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$241,770,402	$-	$-	$241,770,402
Purchased Options	-	201,321	-	201,321
Short-Term Investments	1,654,018	-	-	1,654,018
Total	$243,424,420	$201,321	$-	$243,625,741

Liabilities
Written Options	$-	$(1,309,616)	$-	$(1,309,616)
Total	$-	$(1,309,616)	$-	$(1,309,616)

Please refer to the Schedule of investments for further classification.

The Fund recognizes transfers between Levels at the end of the reporting period.  There were no transfers between Levels at period end.  There were no Level 3 securities held at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By      /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date     February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By     /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date     February 27, 2015